Earnings Per Share - Summary of Earnings Per Share (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [line items]
Loss after income tax attributable to the owners of Immutep Limited	$ (42,716,625)	$ (39,896,348)	$ (32,210,826)
Weighted average number of ordinary shares used in calculating basic earnings per share (EPS)	1,201,061,930	892,399,810	848,968,068
Weighted average number of ordinary shares used in calculating diluted earnings per share (EPS)	1,201,061,930	892,399,810	848,968,068
Basic earnings per share	$ (0.0356)	$ (0.0447)	$ (0.0379)
Diluted earnings per share	$ (0.0356)	$ (0.0447)	$ (0.0379)